EMPLOYEE RELATED LIABILITIES (Schedule of Weighted Average Asset Allocations) (Details)	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	100.00%
Target allocation 2021	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	25.00%
Target allocation 2021	20.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	75.00%
Target allocation 2021	80.00%